UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3999

John Hancock Investment Trust II
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred E. Ouellette, Senior Attorney & Assistant Secretary
601 Congress Street
Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:      October 31

Date of reporting period:     July 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS


JOHN HANCOCK
Regional Bank Fund

7.31.2005

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
Regional Bank Fund
Securities owned by the Fund on
July 31, 2005 (unaudited)

Issuer                                                                                                    Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Common stocks 98.98%                                                                                              $2,280,325,280
(Cost $810,352,730)

Asset Management & Custody Banks 8.49%                                                                               195,643,845
Bank of New York Co., Inc. (The) (NY)                                                                  2,073,898      63,834,580
Mellon Financial Corp. (PA)                                                                            1,829,054      55,712,985
Northern Trust Corp. (IL)                                                                                252,500      12,827,000
State Street Corp. (MA)                                                                                1,272,000      63,269,280

Consumer Finance 0.21%                                                                                                 4,780,400
MBNA Corp. (DE)                                                                                          190,000       4,780,400

Diversified Banks 13.63%                                                                                             314,038,088
Bank of America Corp. (NC)                                                                             1,470,770      64,125,572
Comerica, Inc. (MI)                                                                                      165,697      10,124,087
Toronto-Dominion Bank (The) (Canada)                                                                     528,310      24,149,050
U.S. Bancorp. (MN)                                                                                     2,377,987      71,482,289
Wachovia Corp. (NC)                                                                                    1,450,977      73,100,221
Wells Fargo & Co. (CA)                                                                                 1,158,410      71,056,869

Investment Banking & Brokerage 0.19%                                                                                   4,310,330
Lehman Brothers Holdings, Inc. (NY)                                                                       41,000       4,310,330

Other Diversified Financial Services 5.52%                                                                           127,154,306
Citigroup, Inc. (NY)                                                                                   1,297,290      56,432,115
EuroBancshares, Inc. (Puerto Rico) (I)                                                                   238,170       3,984,584
JPMorgan Chase & Co. (NY)                                                                              1,899,192      66,737,607

Regional Banks 64.14%                                                                                              1,477,761,621
Alabama National Bancorp. (AL)                                                                           129,600       8,987,760
AmSouth Bancorp. (AL)                                                                                  1,131,910      31,591,608
BB&T Corp. (NC)                                                                                        1,026,432      42,925,386
BOK Financial Corp. (OK)                                                                                 123,500       6,011,980
Bryn Mawr Bank Corp. (PA)                                                                                337,800       7,171,494
Cardinal Financial Corp. (VA) (I)                                                                        248,800       2,582,544
Cascade Bancorp. (OR)                                                                                     30,604         703,280
Chittenden Corp. (VT)                                                                                  1,094,357      32,053,717
City Holding Co. (WV)                                                                                    112,756       4,324,193
City National Corp. (CA)                                                                                 535,800      39,150,906
CoBiz, Inc. (CO)                                                                                          29,950         548,085
Colonial BancGroup, Inc. (The) (AL)                                                                      735,100      17,105,777
Columbia Bancorp. (OR)                                                                                    35,250         734,963
Columbia Banking System, Inc. (WA)                                                                        65,680       1,818,022
Commerce Bancshares, Inc. (MO)                                                                         1,091,662      58,742,332
Commercial Bankshares, Inc. (FL)                                                                         284,456      11,181,965
Community Bancorp. (NV) (I)                                                                               28,330         935,173
Compass Bancshares, Inc. (AL)                                                                          1,453,125      70,055,156
Cullen/Frost Bankers, Inc. (TX)                                                                        1,334,850      66,875,985
Dearborn Bancorp., Inc. (MI) (I)                                                                         113,038       2,938,988
F.N.B. Corp. (PA)                                                                                        290,257       5,732,576
Fifth Third Bancorp. (OH)                                                                              1,373,727      59,207,634
First Horizon National Corp. (TN)                                                                      1,314,800      53,630,692
First Midwest Bancorp., Inc. (IL)                                                                        121,000       4,515,720
First Republic Bank (CA)                                                                                 260,614       9,872,058
First State Bancorp. (NM)                                                                                 15,000         333,000
FirstMerit Corp. (OH)                                                                                      8,550         241,880
Fulton Financial Corp. (PA)                                                                            1,253,080      22,630,625
Glacier Bancorp., Inc. (MT)                                                                               19,000         542,640
Hancock Holding Co. (MS)                                                                                 544,094      20,441,612
Hibernia Corp. (Class A) (LA)                                                                            489,300      16,548,126
Hudson United Bancorp. (NJ)                                                                              398,759      16,708,002
Independent Bank Corp. (MA)                                                                              735,000      22,314,600
Independent Bank Corp. (MI)                                                                              266,000       8,214,080
KeyCorp (OH)                                                                                             723,934      24,787,500
Lakeland Financial Corp. (IN)                                                                             18,000         773,100
M&T Bank Corp. (NY)                                                                                      570,153      61,867,302
Marshall & Ilsley Corp. (WI)                                                                           1,549,689      71,161,719
MB Financial, Inc. (IL)                                                                                  323,650      13,463,840
Mercantile Bankshares Corp. (MD)                                                                         918,050      51,080,302
National City Corp. (OH)                                                                               1,820,812      67,206,171
North Fork Bancorp., Inc. (NY)                                                                         2,480,831      67,949,961
Oriental Financial Group (Puerto Rico)                                                                    56,765         905,402
Placer Sierra Bancshares (CA)                                                                             39,450       1,175,216
PNC Financial Services Group, Inc. (PA)                                                                  859,900      47,139,718
Prosperity Bancshares, Inc. (TX)                                                                         104,000       3,203,200
Provident Bankshares Corp. (MD)                                                                          164,389       5,589,226
Regions Financial Corp. (AL)                                                                             388,100      13,055,684
Republic Bancorp., Inc. (MI)                                                                             136,400       2,018,720
Sandy Spring Bancorp., Inc. (MD)                                                                           7,000         241,710
Seacoast Banking Corp. of Florida (FL)                                                                   548,790      13,236,815
Sky Financial Group, Inc. (OH)                                                                           261,000       7,433,280
SNB Bancshares, Inc. (TX) (I)                                                                            255,660       2,940,090
Southwest Bancorp., Inc. (OK)                                                                            102,000       2,340,900
Sterling Bancshares, Inc. (TX)                                                                           434,145       6,820,418
SunTrust Banks, Inc. (GA)                                                                                946,337      68,817,627
Susquehanna Bancshares, Inc. (PA)                                                                        508,693      13,643,146
TCF Financial Corp. (MN)                                                                               2,532,884      69,578,323
TD Banknorth, Inc. (ME)                                                                                1,101,114      32,791,175
Texas Regional Bancshares, Inc. (Class A) (TX)                                                           827,125      24,532,527
Texas United Bancshares, Inc. (TX)                                                                       127,900       2,462,075
TriCo Bancshares (CA)                                                                                    655,150      15,907,042
Trustmark Corp. (MS)                                                                                     167,000       4,772,860
UnionBanCal Corp. (CA)                                                                                   259,800      18,534,132
Virginia Financial Group, Inc. (VA)                                                                       55,629       2,035,465
Virginia Commerce Bancorp., Inc. (VA) (I)                                                                 45,827       1,198,834
Westamerica Bancorp. (CA)                                                                                433,075      23,710,856
Western Alliance Bancorp. (NV) (I)                                                                        52,620       1,625,958
Whitney Holding Corp. (LA)                                                                               587,730      19,465,618
Zions Bancorp. (UT)                                                                                      936,250      66,923,150

Thrifts & Mortgage Finance 6.80%                                                                                     156,636,690
Astoria Financial Corp. (NY)                                                                             553,050      15,452,217
Countrywide Financial Corp. (CA)                                                                         272,998       9,827,928
Fannie Mae (DC)                                                                                          297,650      16,626,729
Hudson City Bancorp., Inc. (NJ)                                                                          940,490      11,125,997
MAF Bancorp., Inc. (IL)                                                                                  301,743      13,309,884
New York Community Bancorp., Inc. (NY)                                                                   125,000       2,295,000
Sovereign Bancorp., Inc. (PA)                                                                             80,000       1,919,200
Washington Federal, Inc. (WA)                                                                          1,126,098      26,204,300
Washington Mutual, Inc. (WA)                                                                           1,364,111      57,947,435
Webster Financial Corp. (CT)                                                                              40,000       1,928,000

                                                                                           Interest    Par value
Issuer, description, maturity date                                                         rate (%)        ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Short-term investments 1.02%                                                                                         $23,390,000
(Cost $23,390,000)

Joint Repurchase Agreement 1.02%                                                                                      23,390,000
Investment in a joint repurchase agreement transaction with Bank of America Corp. - Dated 07-29-05 due 08-01-05 (secured by U.S.
Treasury STRIP'S due 11-15-10 thru 08-15-27)                                               3.300          23,390      23,390,000

Total investments 100.00%                                                                                         $2,303,715,280


John Hancock
Regional Bank Fund
Footnotes to Schedule of Investments
July 31, 2005 (unaudited)

(I) Non-income-producing security.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

    The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

    The cost of investments owned on July 31, 2005, including short-term investments, was $833,742,730. Gross unrealized appreciation and depreciation of investments aggregated $1,477,870,192 and $7,897,642, respectively, resulting in net unrealized appreciation of $1,469,972,550.

For more information

Trustees
Ronald R. Dion, Chairman
James R. Boyle+
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
+Non-Independent Trustee
*Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

John G. Vrysen
Executive Vice President and
Chief Financial Officer

Investment Adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, Massachusetts 02210-2805

Principal Distributor
John Hancock Funds, LLC
601 Congress Street
Boston, Massachusetts 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

How to contact us
Internet  www.jhfunds.com

Mail      Regular mail:                             Express mail:
          John Hancock Signature Services, Inc.     John Hancock Signature Services, Inc.
          1 John Hancock Way, Suite 1000            Attn: Mutual Fund Image Operations
          Boston, MA  02217-1000                    529 Main Street
                                                    Charlestown, MA 02129

Phone     Customer service representatives          1-800-225-5291
          24-hour automated information             1-800-338-8080
          TDD line                                  1-800-554-6713


This report is for the information of the shareholders of John Hancock Regional Bank Fund.

010Q3     7/05
          9/05

JOHN HANCOCK
Small Cap Equity Fund

7.31.2005

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
Small Cap Equity Fund
Securities owned by the Fund on
July 31, 2005 (unaudited)

Issuer                                                                                                    Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Common stocks 99.70%                                                                                                $450,287,673
(Cost $341,481,190)

Aerospace & Defense 3.10%                                                                                             14,020,775
Argon ST, Inc. (I)                                                                                       160,000       5,561,600
Engineered Support Systems, Inc.                                                                         228,750       8,459,175

Biotechnology 1.87%                                                                                                    8,465,400
AtheroGenics, Inc. (I)                                                                                   155,000       2,580,750
Martek Biosciences Corp. (I)                                                                             135,000       5,884,650

Broadcasting & Cable TV 1.11%                                                                                          5,023,830
XM Satellite Radio Holdings, Inc. (Class A) (I)(U)                                                       141,000       5,023,830

Building Products 2.21%                                                                                                9,978,429
Modtech Holdings, Inc. (I)                                                                               554,318       3,295,421
Simpson Manufacturing Co., Inc. (I)                                                                      174,400       6,683,008

Casinos & Gaming 1.36%                                                                                                 6,124,000
Alliance Gaming Corp. (I)                                                                                400,000       6,124,000

Communications Equipment 2.33%                                                                                        10,503,000
Inter-Tel, Inc.                                                                                          200,000       4,980,000
SeaChange International, Inc. (I)                                                                        525,000       3,979,500
Sirenza Microdevices, Inc. (I)                                                                           450,000       1,543,500

Computer Hardware 3.92%                                                                                               17,703,531
Stratasys, Inc. (I)                                                                                      340,550      10,359,531
Trident Microsystems, Inc. (I)(U)                                                                        225,000       7,344,000

Construction & Farm Machinery & Heavy Trucks 3.09%                                                                    13,946,055
Joy Global, Inc.                                                                                         152,500       6,263,175
Oshkosh Truck Corp.                                                                                       90,600       7,682,880

Construction Materials 2.93%                                                                                          13,252,500
Headwaters, Inc. (I)(U)                                                                                  310,000      13,252,500

Diversified Chemicals 0.68%                                                                                            3,062,500
American Vanguard Corp.                                                                                  125,000       3,062,500

Diversified Commercial Services 2.53%                                                                                 11,419,550
Quixote Corp.                                                                                            235,000       4,777,550
Universal Technical Institute, Inc. (I)                                                                  205,000       6,642,000

Diversified Financial Services 4.10%                                                                                  18,526,375
Euronet Worldwide, Inc. (I)(U)                                                                           425,000      12,501,375
FTI Consulting, Inc. (I)                                                                                 250,000       6,025,000

Drug Retail 1.15%                                                                                                      5,212,200
Matrixx Initiatives, Inc. (I)                                                                            420,000       5,212,200

Electrical Components & Equipment 4.50%                                                                               20,325,914
Intermagnetics General Corp. (I)(U)                                                                      404,866      11,890,914
Medis Technologies Ltd. (I)                                                                              500,000       8,435,000

Electronic Equipment Manufacturers 7.06%                                                                              31,872,550
Cognex Corp.                                                                                             240,000       8,008,800
Excel Technology, Inc. (I)                                                                                 9,971         248,278
FARO Technologies, Inc. (I)                                                                              262,300       6,211,264
II-VI, Inc. (I)                                                                                          329,800       6,335,458
Measurement Specialties, Inc. (I)                                                                        437,500      11,068,750

Electronic Manufacturing Services 0.65%                                                                                2,943,921
LoJack Corp. (I)                                                                                         154,132       2,943,921

Employment Services 0.78%                                                                                              3,522,020
Barrett Business Services, Inc. (I)                                                                      200,000       3,522,020

Health Care Equipment 8.75%                                                                                           39,497,081
BioLase Technology, Inc. (I)                                                                             336,100       2,083,820
Cyberonics, Inc. (I)(U)                                                                                  140,000       5,406,800
EPIX Pharmaceuticals, Inc. (I)                                                                           361,257       3,189,899
ev3 Inc. (I)                                                                                             171,900       3,334,860
Kensey Nash Corp. (I)                                                                                    171,600       5,528,952
Kyphon, Inc. (I)(U)                                                                                      145,000       5,892,800
ResMed, Inc. (I)                                                                                         102,400       6,860,800
Sonosite, Inc.                                                                                           214,900       7,199,150

Health Care Services 2.35%                                                                                            10,633,750
Allscripts Healthcare Solutions, Inc. (I)                                                                275,000       4,666,750
HealthExtras, Inc. (I)                                                                                   300,000       5,967,000

Homebuilding 1.25%                                                                                                     5,632,684
Orleans Homebuilders, Inc.                                                                               208,850       5,632,684

Household Products 1.04%                                                                                               4,675,290
Yankee Candle Co., Inc. (The) (I)                                                                        154,300       4,675,290

Industrial Machinery 2.77%                                                                                            12,514,447
Middleby Corp. (The) (I)                                                                                  85,000       5,938,100
RAE Systems, Inc. (I)                                                                                    183,800         602,864
Raven Industries, Inc.                                                                                   226,097       5,973,483

Internet Software & Services 4.38%                                                                                    19,803,450
aQuantive, Inc. (I)                                                                                      200,000       3,772,000
Infocrossing, Inc. (I)                                                                                   415,000       4,029,650
Opsware, Inc. (I)                                                                                        800,000       4,480,000
SafeNet, Inc. (I)                                                                                        220,000       7,521,800

Leisure Products 1.38%                                                                                                 6,251,580
Winnebago Industries, Inc.                                                                               162,000       6,251,580

Life & Health Insurance 1.03%                                                                                          4,662,141
Scottish Re Group Ltd. (Cayman Islands)                                                                  193,852       4,662,141

Movies & Entertainment 2.25%                                                                                          10,150,000
Imax Corp. (Canada) (I)                                                                                1,000,000      10,150,000

Oil & Gas Drilling 1.77%                                                                                               7,974,000
TETRA Technologies, Inc. (I)                                                                             200,000       7,974,000

Oil & Gas Equipment & Services 4.80%                                                                                  21,679,004
ATP Oil & Gas Corp. (I)(U)                                                                               166,700       4,687,604
Grant Prideco, Inc. (I)(U)                                                                               290,000       9,309,000
Superior Energy Services, Inc. (I)(U)                                                                    360,000       7,682,400

Oil & Gas Exploration & Production 2.16%                                                                               9,734,384
KCS Energy, Inc. (I)                                                                                     370,000       7,266,800
Warren Resources, Inc. (I)                                                                               226,800       2,467,584

Packaged Foods & Meats 0.57%                                                                                           2,592,261
Galaxy Nutritional Foods, Inc. (I)                                                                     1,364,348       2,592,261

Pharmaceuticals 1.58%                                                                                                  7,123,200
Medicis Pharmaceutical Corp. (Class A)                                                                   210,000       7,123,200

Property & Casualty Insurance 2.76%                                                                                   12,468,800
Infinity Property & Casualty Corp.                                                                       170,000       6,024,800
ProAssurance Corp. (I)                                                                                   150,000       6,444,000

Regional Banks 6.02%                                                                                                  27,166,411
Boston Private Financial Holdings, Inc.                                                                  150,000       4,297,500
IBERIABANK Corp.                                                                                          83,900       5,617,944
Pacific Mercantile Bancorp. (I)                                                                          335,000       5,530,817
Umpqua Holdings Corp.                                                                                    255,000       6,357,150
Wintrust Financial Corp.                                                                                 100,000       5,363,000

Semiconductor Equipment 1.82%                                                                                          8,234,100
FormFactor, Inc. (I)                                                                                     315,000       8,234,100

Specialty Chemicals 0.97%                                                                                              4,360,150
Cabot Microelectronics Corp. (I)                                                                         145,000       4,360,150

Specialty Stores 1.30%                                                                                                 5,860,250
Select Comfort Corp. (I)                                                                                 275,000       5,860,250

Steel 1.50%                                                                                                            6,773,310
Allegheny Technologies, Inc. (I)(U)                                                                      233,000       6,773,310

Systems Software 1.02%                                                                                                 4,616,055
Concur Technologies, Inc. (I)                                                                            418,500       4,616,055

Technology Distributors 1.90%                                                                                          8,592,650
Access Integrated Technologies, Inc. (K)                                                                 300,000       2,700,450
Global Imaging Systems (I)                                                                               170,000       5,892,200

Trucking 0.99%                                                                                                         4,484,250
Celadon Group, Inc. (I)                                                                                  225,000       4,484,250

Wireless Telecommunication Services 1.97%                                                                              8,905,875
Radyne ComStream, Inc. (I)                                                                               425,000       4,228,750
Spectralink Corp.                                                                                        425,000       4,677,125

Issuer                                                                                                    Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Warrants 0.00%                                                                                                                $0
(Cost $0)

Technology Distributors 0.00%                                                                                                  0
Access Integrated Technologies, Inc. (K)                                                                  75,000               0

                                                                                           Interest    Par value
Issuer, description, maturity date                                                         rate (%)        ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Short-term investments 0.30%                                                                                          $1,343,000
(Cost $1,343,000)

Joint Repurchase Agreement 0.30%                                                                                       1,343,000
Investment in a joint repurchase agreement transaction with Bank of America Corp. - Dated 7-29-05 due 8-1-05 (secured by U.S.
Treasury STRIPS due 11-15-10 thru 8-15-27)                                                 3.300           1,343       1,343,000

Total investments 100.00%                                                                                           $451,630,673


John Hancock
Small Cap Equity Fund
Summary of written options outstanding on July 31, 2005 (unaudited)

                                     Number of      Exercise      Expiration
Name of issuer                       contracts         price            date                Value
--------------------------------------------------------------------------------------------------
CALLS
ATP Oil & Gas Corp.                        200            $25     08-22-2005              $66,000
ATP Oil & Gas Corp.                         75             25     09-19-2005               30,750
Allegheny Technologies, Inc.               200             23     08-22-2005              130,000
Allegheny Technologies, Inc.               100             25     08-22-2005               45,000
Cyberonics, Inc.                           150             48     09-19-2005                3,750
Euronet Worldwide, Inc.                    100             30     08-22-2005                6,000
Grant Prideco, Inc.                        200             30     08-22-2005               54,000
Headwaters, Inc.                           150             35     08-22-2005              118,500
Intermagnetics General Corp.               195             30     08-22-2005               11,700
Kyphon, Inc.                               150             35     08-22-2005               87,000
Superior Energy Services, Inc.             150             20     08-22-2005               24,750
Trident Microsystems, Inc.                 150             25     08-22-2005              106,500
XM Satellite Radio Holdings, Inc           350             35     08-22-2005               50,750
XM Satellite Radio Holdings, Inc           150             38     08-22-2005                6,000

                                                                                         $740,700


John Hancock
Small Cap Equity Fund
Footnotes to Schedule of Investments
July 31, 2005 (unaudited)

(I) Non-income-producing security.

(K) Direct placement securities are restricted to resale. They have been fair valued in accordance with procedures approved by the Trustees after consideration of restrictions as to resale, financial condition and prospects of the issuer, general market conditions and pertinent information in accordance with the Fund's by-laws and the Investment Company Act of 1940, as amended. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities. Additional information on these securities is shown on the direct placement table following these footnotes.

(U) All or a portion of this security is pledged as collateral for written call options. See the additional information on the outstanding written options in the table following these footnotes.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

    The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

    The cost of investments owned on July 31, 2005, including short-term investments, was $342,824,190. Gross unrealized appreciation and depreciation of investments aggregated $133,978,390 and $25,171,907, respectively, resulting in net unrealized appreciation of $108,806,483.

John Hancock
Small Cap Equity Fund
Direct Placement Securities
July 31, 2005 (unaudited)

                                                                   Value as a
                                                                   percentage
                               Acquisition    Acquisition           of Fund's         Value as of
Issuer, description                   date           cost   total investments       July 31, 2005
------------------------------------------------------------------------------------------------
Access Integrated
Technologies, Inc.
Common Stock                    07-18-2005     $2,850,000               0.60%         $2,700,450
Access Integrated
Technologies, Inc.
Warrant                         07-18-2005             $0               0.00%                 $0


For more information

Trustees
Ronald R. Dion, Chairman
James R. Boyle+
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
+Non-Independent Trustee
*Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

John G. Vrysen
Executive Vice President and
Chief Financial Officer

Investment Adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, Massachusetts 02210-2805

Principal Distributor
John Hancock Funds, LLC
601 Congress Street
Boston, Massachusetts 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

How to contact us
Internet  www.jhfunds.com

Mail      Regular mail:                             Express mail:
          John Hancock Signature Services, Inc.     John Hancock Signature Services, Inc.
          1 John Hancock Way, Suite 1000            Attn: Mutual Fund Image Operations
          Boston, MA  02217-1000                    529 Main Street
                                                    Charlestown, MA 02129

Phone     Customer service representatives          1-800-225-5291
          24-hour automated information             1-800-338-8080
          TDD line                                  1-800-554-6713


This report is for the information of the shareholders of John Hancock Small Cap Equity Fund.

370Q3     7/05
          9/05

JOHN HANCOCK
Financial Industries Fund

7.31.2005

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
Financial Industries Fund
Securities owned by the Fund on
July 31, 2005 (unaudited)

Issuer                                                                                                    Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Common stocks 80.78%                                                                                                $924,977,594
(Cost $632,255,643)

Asset Management & Custody Banks 9.52%                                                                               109,022,372
Affiliated Managers Group, Inc. (I) (L)                                                                  147,100      10,488,230
Alliance Capital Management Holding L.P.                                                                  95,000       4,325,350
Bank of New York Co., Inc. (The)                                                                         557,500      17,159,850
BlackRock, Inc. (Class A)                                                                                127,700      10,854,500
Franklin Resources, Inc. (L)                                                                             113,500       9,173,070
Legg Mason, Inc.                                                                                         170,150      17,380,822
Mellon Financial Corp.                                                                                   117,500       3,579,050
State Street Corp.                                                                                       725,000      36,061,500

Consumer Finance 5.22%                                                                                                59,715,144
American Express Co.                                                                                     660,500      36,327,500
Capital One Financial Corp. (L)                                                                           90,000       7,425,000
MBNA Corp.                                                                                               368,400       9,268,944
SLM Corp. (L)                                                                                            130,000       6,693,700

Data Processing & Outsourced Services 2.56%                                                                           29,282,566
First Data Corp.                                                                                         195,000       8,022,300
Fiserv, Inc. (I) (L)                                                                                     321,800      14,278,266
Paychex, Inc. (L)                                                                                        200,000       6,982,000

Diversified Banks 10.19%                                                                                             116,696,316
Bank of America Corp. (L)                                                                                732,824      31,951,126
U.S. Bancorp.                                                                                            579,000      17,404,740
Wachovia Corp.                                                                                           639,605      32,223,300
Wells Fargo & Co. (L)                                                                                    572,500      35,117,150

Diversified Commercial Services 0.81%                                                                                  9,206,444
Wright Express Corp. (I)                                                                                 438,820       9,206,444

Insurance Brokers 1.01%                                                                                               11,548,545
Marsh & McLennan Cos., Inc. (L)                                                                          268,150       7,768,305
Willis Group Holdings Ltd. (Bermuda)                                                                     114,000       3,780,240

Investment Banking & Brokerage 11.67%                                                                                133,639,140
Ameritrade Holding Corp. (I)                                                                             386,450       7,547,368
Goldman Sachs Group, Inc. (The)                                                                          345,000      37,080,600
Lehman Brothers Holdings, Inc. (L)                                                                       245,000      25,756,850
Merrill Lynch & Co., Inc.                                                                                751,800      44,190,804
Morgan Stanley                                                                                           359,350      19,063,518

Life & Health Insurance 7.53%                                                                                         86,195,537
AFLAC, Inc. (L)                                                                                          186,800       8,424,680
Conseco, Inc. (I)                                                                                        548,320      11,958,859
Genworth Financial, Inc.                                                                                 481,517      15,100,373
MetLife, Inc.                                                                                            150,000       7,371,000
Prudential Financial, Inc.                                                                               437,000      29,235,300
Scottish Re Group Ltd. (Cayman Islands) (L)                                                              586,500      14,105,325

Multi-Line Insurance 4.64%                                                                                            53,175,768
American International Group, Inc.                                                                       464,100      27,938,820
Assurant, Inc.                                                                                           162,950       6,021,003
Hartford Financial Services Group, Inc. (The) (L)                                                        238,500      19,215,945

Other Diversified Financial Services 7.50%                                                                            85,904,958
Citigroup, Inc.                                                                                        1,102,000      47,937,000
JPMorgan Chase & Co.                                                                                     913,500      32,100,390
National Financial Partners Corp.                                                                        129,670       5,867,568

Property & Casualty Insurance 2.91%                                                                                   33,267,944
ACE, Ltd. (Cayman Islands) (L)                                                                           213,000       9,842,730
Allstate Corp. (The)                                                                                     256,500      15,713,190
Ambac Financial Group, Inc.                                                                              107,350       7,712,024

Real Estate Investment Trusts 0.38%                                                                                    4,364,100
Host Marriott Corp. (L)                                                                                  234,000       4,364,100

Regional Banks 4.93%                                                                                                  56,505,664
City National Corp.                                                                                       93,500       6,832,045
Fifth Third Bancorp. (L)                                                                                 351,775      15,161,503
M&T Bank Corp. (L)                                                                                       152,500      16,547,775
National City Corp.                                                                                       76,660       2,829,521
North Fork Bancorp., Inc.                                                                                212,000       5,806,680
Zions Bancorp.                                                                                           130,500       9,328,140

Reinsurance 5.37%                                                                                                     61,495,070
Arch Capital Group Ltd. (Bermuda) (I) (L)                                                                156,000       7,176,000
Assured Guaranty Ltd. (Bermuda)                                                                          432,460      10,314,171
Axis Capital Holdings Ltd. (Bermuda)                                                                     478,480      13,780,224
PartnerRe Ltd. (Bermuda)                                                                                 208,000      13,482,560
RenaissanceRe Holdings Ltd. (Bermuda)                                                                    288,250      12,953,955
Transatlantic Holdings, Inc.                                                                              64,000       3,788,160

Specialized Finance 0.74%                                                                                              8,452,810
CIT Group, Inc.                                                                                          191,500       8,452,810

Thrifts & Mortgage Finance 5.26%                                                                                      60,268,216
Countrywide Financial Corp.                                                                              236,500       8,514,000
Fannie Mae                                                                                               110,800       6,189,288
Freddie Mac                                                                                              307,000      19,426,960
Golden West Financial Corp. (L)                                                                          161,000      10,484,320
Hudson City Bancorp., Inc.                                                                               433,480       5,128,068
Radian Group, Inc.                                                                                       125,000       6,447,500
Washington Mutual, Inc.                                                                                   96,000       4,078,080

Trading Companies & Distributors 0.54%                                                                                 6,237,000
GATX Corp.                                                                                               165,000       6,237,000

                                                                                           Interest    Par value
Issuer, description, maturity date                                                         rate (%)        ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Short-term investments 19.22%                                                                                       $220,121,374
(Cost $220,121,374)

Joint Repurchase Agreement 3.39%                                                                                      38,807,000
Investment in a joint repurchase agreement transaction with Bank of America Corp. - Dated 07-29-05 due 08-01-05 (secured by U.S.
Treasury STRIP'S due 11-15-10 thru 08-15-27)                                               3.300          38,807      38,807,000

                                                                                                          Shares
Cash Equivalents 15.83%                                                                                              181,314,374
AIM Cash Investment Trust (T)                                                                         181,314,374    181,314,374

Total investments 100.00%                                                                                         $1,145,098,968


John Hancock
Financial Industries Fund
Footnotes to Schedule of Investments
July 31, 2005 (unaudited)

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of July 31, 2005.

(T) Represents investment of securities lending collateral.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

    The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

    The cost of investments owned on July 31, 2005, including short-term investments, was $852,377,017. Gross unrealized appreciation and depreciation of investments aggregated $295,338,980 and $2,617,029, respectively, resulting in net unrealized appreciation of $292,721,951.

For more information

Trustees
Ronald R. Dion, Chairman
James R. Boyle+
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
+Non-Independent Trustee
*Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

John G. Vrysen
Executive Vice President and
Chief Financial Officer

Investment Adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, Massachusetts 02210-2805

Principal Distributor
John Hancock Funds, LLC
601 Congress Street
Boston, Massachusetts 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

How to contact us
Internet  www.jhfunds.com

Mail      Regular mail:                             Express mail:
          John Hancock Signature Services, Inc.     John Hancock Signature Services, Inc.
          1 John Hancock Way, Suite 1000            Attn: Mutual Fund Image Operations
          Boston, MA  02217-1000                    529 Main Street
                                                    Charlestown, MA 02129

Phone     Customer service representatives          1-800-225-5291
          24-hour automated information             1-800-338-8080
          TDD line                                  1-800-554-6713


This report is for the information of the shareholders of John Hancock Financial Industries Fund.

700Q3     7/05
          9/05

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust II

By: /s/ Keith F. Hartstein
    -------------------------------------
    Keith F. Hartstein
    President and Chief Executive Officer

Date: September 30, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
    -------------------------------------
    Keith F. Hartstein
    President and Chief Executive Officer

Date: September 30, 2005


By: /s/ John G. Vrysen
    -------------------------------------
    John G. Vrysen
    Executive Vice President and Chief Financial Officer

Date: September 30, 2005